Note to Schedule I (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Restricted net assets of consolidated subsidiaries as percentage of consolidated net assets	25.00%
Investment Income, Dividend	$ 4,516,681	$ 40,000,020